First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 75.4%
	Aerospace & Defense — 1.2%
$684,000	Amentum Holdings, Inc. (a)	7.25%	08/01/32	$708,109
1,035,000	Axon Enterprise, Inc. (a)	6.13%	03/15/30	1,059,634
690,000	Axon Enterprise, Inc. (a)	6.25%	03/15/33	708,610
4,931,000	TransDigm, Inc. (a)	6.63%	03/01/32	5,076,558
1,663,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,672,668
10,652,000	TransDigm, Inc. (a)	6.38%	05/31/33	10,746,292
				19,971,871
	Alternative Carriers — 0.8%
2,057,000	Cogent Communications Group LLC / Cogent Finance, Inc. (a)	6.50%	07/01/32	2,018,396
10,544,039	Level 3 Financing, Inc. (a) (b)	11.00%	11/15/29	11,967,748
				13,986,144
	Apparel Retail — 0.7%
7,064,000	Hanesbrands, Inc. (a)	9.00%	02/15/31	7,444,008
1,600,000	Nordstrom, Inc.	4.00%	03/15/27	1,573,267
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,602,043
				11,619,318
	Apparel, Accessories & Luxury Goods — 0.1%
1,378,000	Under Armour, Inc. (a)	7.25%	07/15/30	1,409,378
	Application Software — 4.4%
3,299,000	Cloud Software Group, Inc. (a)	6.50%	03/31/29	3,333,920
8,351,000	Cloud Software Group, Inc. (a)	9.00%	09/30/29	8,648,220
8,070,000	Cloud Software Group, Inc. (a)	8.25%	06/30/32	8,599,239
2,140,000	Ellucian Holdings, Inc. (a)	6.50%	12/01/29	2,173,204
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	1,929,285
12,000,000	McAfee Corp. (a)	7.38%	02/15/30	11,139,049
3,487,000	Open Text Holdings, Inc. (a)	4.13%	12/01/31	3,177,132
15,391,000	RingCentral, Inc. (a) (b)	8.50%	08/15/30	16,369,698
16,664,000	UKG, Inc. (a) (b)	6.88%	02/01/31	17,118,761
				72,488,508
	Asset Management & Custody Banks — 0.3%
3,665,000	Osaic Holdings, Inc. (a) (c)	6.75%	08/01/32	3,712,136
1,380,000	Osaic Holdings, Inc. (a) (c)	8.00%	08/01/33	1,403,458
				5,115,594
	Automobile Manufacturers — 0.5%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,688,417
	Automotive Retail — 0.3%
5,659,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	5,596,660
	Broadcasting — 2.1%
7,254,000	Gray Media, Inc. (a)	4.75%	10/15/30	5,431,432
23,148,800	iHeartCommunications, Inc. (a)	10.88%	05/01/30	11,523,704
13,895,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	13,407,732
857,000	Sirius XM Radio LLC (a)	5.50%	07/01/29	847,063
4,000,000	Sirius XM Radio LLC (a)	4.13%	07/01/30	3,652,495
				34,862,426
	Building Products — 3.5%
3,086,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	3,135,396
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	92,373
9,914,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	10,072,217

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products (Continued)
$16,601,000	Builders FirstSource, Inc. (a) (b)	6.75%	05/15/35	$17,041,755
4,474,000	CP Atlas Buyer, Inc. (a)	9.75%	07/15/30	4,517,353
2,708,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (a)	6.75%	04/01/32	2,766,520
6,557,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	6,700,480
3,647,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	3,684,551
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,392,164
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,407,604
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,360,906
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	894,190
3,750,000	TopBuild Corp. (a)	3.63%	03/15/29	3,536,848
				57,602,357
	Cable & Satellite — 3.4%
1,431,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	1,360,779
4,747,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	4,444,807
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	8,004,120
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	908,104
5,800,000	CSC Holdings LLC (a)	6.50%	02/01/29	4,587,722
18,851,000	CSC Holdings LLC (a)	4.50%	11/15/31	12,577,763
17,162,000	DISH Network Corp. (a)	11.75%	11/15/27	17,888,313
6,882,315	EchoStar Corp.	10.75%	11/30/29	7,257,780
				57,029,388
	Casinos & Gaming — 2.2%
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,777,822
5,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	5,354,829
173,000	Caesars Entertainment, Inc. (a)	7.00%	02/15/30	178,563
6,201,000	Caesars Entertainment, Inc. (a)	6.00%	10/15/32	5,990,013
8,292,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	7,807,816
2,587,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	2,698,448
5,026,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	4,845,278
3,311,000	Station Casinos LLC (a)	4.50%	02/15/28	3,238,949
592,000	Station Casinos LLC (a)	4.63%	12/01/31	554,386
				36,446,104
	Commercial & Residential Mortgage Finance — 0.3%
4,556,000	Rocket Cos., Inc. (a)	6.38%	08/01/33	4,652,738
	Commercial Printing — 0.3%
5,067,000	LABL, Inc. (a)	8.63%	10/01/31	4,214,581
	Construction & Engineering — 0.9%
2,442,000	AECOM (a)	6.00%	08/01/33	2,463,502
8,615,000	Pike Corp. (a)	5.50%	09/01/28	8,586,908
3,365,000	Pike Corp. (a)	8.63%	01/31/31	3,622,732
697,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	719,182
				15,392,324
	Construction Materials — 1.0%
3,580,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	3,619,827
12,509,000	Quikrete Holdings, Inc. (a) (b)	6.75%	03/01/33	12,837,540
				16,457,367

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance — 0.9%
$1,381,000	EZCORP, Inc. (a)	7.38%	04/01/32	$1,441,709
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,935,680
9,796,000	FirstCash, Inc. (a)	6.88%	03/01/32	10,054,173
709,000	Navient Corp.	7.88%	06/15/32	739,112
				15,170,674
	Diversified Metals & Mining — 0.1%
1,373,000	SCIH Salt Holdings, Inc. (a)	4.88%	05/01/28	1,334,348
700,000	SCIH Salt Holdings, Inc. (a)	6.63%	05/01/29	692,593
				2,026,941
	Diversified Support Services — 0.4%
1,945,000	RB Global Holdings, Inc. (a)	6.75%	03/15/28	1,993,414
4,522,000	RB Global Holdings, Inc. (a)	7.75%	03/15/31	4,744,672
				6,738,086
	Electric Utilities — 2.0%
3,096,000	Alpha Generation LLC (a)	6.75%	10/15/32	3,170,886
26,977,000	Lightning Power LLC (a) (b)	7.25%	08/15/32	28,223,823
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,439,415
				32,834,124
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	609,211
	Environmental & Facilities Services — 1.1%
2,675,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	2,806,896
4,616,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.88%	06/15/30	4,728,589
8,590,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	8,934,141
1,312,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	1,356,579
				17,826,205
	Fertilizers & Agricultural Chemicals — 0.3%
1,498,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	1,437,203
2,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	1,828,963
2,027,000	Scotts Miracle-Gro (The) Co.	4.38%	02/01/32	1,845,049
				5,111,215
	Food Distributors — 1.2%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,369,435
8,582,000	US Foods, Inc. (a)	7.25%	01/15/32	8,951,987
9,700,000	US Foods, Inc. (a)	5.75%	04/15/33	9,635,041
				19,956,463
	Health Care Facilities — 2.2%
8,103,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	7,833,466
657,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	675,882
4,000,000	HCA, Inc.	5.50%	06/15/47	3,703,622
7,000,000	HCA, Inc.	5.25%	06/15/49	6,195,226
17,799,000	Select Medical Corp. (a) (b)	6.25%	12/01/32	17,774,768
				36,182,964
	Health Care Services — 1.2%
10,371,000	Raven Acquisition Holdings LLC (a)	6.88%	11/15/31	10,500,916
8,661,000	Service Corp. International	5.75%	10/15/32	8,692,353
1,378,000	Surgery Center Holdings, Inc. (a)	7.25%	04/15/32	1,418,592
				20,611,861

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Supplies — 1.3%
$3,200,000	180 Medical, Inc. (a)	3.88%	10/15/29	$3,033,724
8,780,000	Medline Borrower, L.P. (a) (b)	3.88%	04/01/29	8,378,755
10,253,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	10,059,084
				21,471,563
	Health Care Technology — 1.1%
17,722,000	AthenaHealth Group, Inc. (a) (b)	6.50%	02/15/30	17,435,823
	Homebuilding — 0.2%
2,886,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.88%	08/01/33	2,882,184
	Hotels, Resorts & Cruise Lines — 0.4%
688,000	RHP Hotel Properties, L.P. / RHP Finance Corp. (a)	6.50%	06/15/33	705,082
5,957,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	6,126,245
				6,831,327
	Household Products — 0.9%
5,613,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	5,700,619
9,851,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	9,351,517
				15,052,136
	Housewares & Specialties — 0.4%
1,031,000	Newell Brands, Inc. (a)	8.50%	06/01/28	1,082,935
5,449,000	Newell Brands, Inc.	6.63%	05/15/32	5,224,657
				6,307,592
	Human Resource & Employment Services — 1.0%
8,537,000	TriNet Group, Inc. (a)	7.13%	08/15/31	8,793,332
9,953,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	7,541,773
				16,335,105
	Industrial Machinery & Supplies & Components — 0.7%
1,189,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (a)	6.63%	12/15/30	1,213,801
1,679,000	Gates Corp. (a)	6.88%	07/01/29	1,729,924
5,265,000	Madison IAQ LLC (a)	5.88%	06/30/29	5,130,754
2,705,000	SPX FLOW, Inc. (a)	8.75%	04/01/30	2,796,283
				10,870,762
	Insurance Brokers — 12.7%
3,000,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.00%	08/01/29	2,928,750
19,370,000	Acrisure LLC / Acrisure Finance, Inc. (a) (b)	7.50%	11/06/30	20,023,524
4,000,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.75%	07/01/32	4,052,515
13,365,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	10/15/27	13,387,761
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co- Issuer (a) (b)	6.75%	04/15/28	17,661,427
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,764,148
4,657,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.50%	10/01/31	4,730,460
1,331,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	7.38%	10/01/32	1,369,901
10,017,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	10,206,822
12,457,000	AmWINS Group, Inc. (a) (b)	4.88%	06/30/29	12,109,775
7,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	6,807,180
3,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	3,279,686
3,287,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	3,183,344
14,817,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	14,800,915
3,025,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	3,232,400

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers (Continued)
$19,730,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a) (b)	7.13%	05/15/31	$20,387,798
8,120,000	BroadStreet Partners, Inc. (a)	5.88%	04/15/29	8,072,784
8,230,000	HUB International Ltd. (a)	5.63%	12/01/29	8,178,206
11,902,000	HUB International Ltd. (a) (b)	7.25%	06/15/30	12,414,512
9,750,000	HUB International Ltd. (a)	7.38%	01/31/32	10,158,267
21,394,000	Panther Escrow Issuer LLC (a) (b)	7.13%	06/01/31	22,137,172
8,152,000	Ryan Specialty LLC (a)	5.88%	08/01/32	8,181,706
2,000,000	USI, Inc. (a)	7.50%	01/15/32	2,114,114
				211,183,167
	Interactive Media & Services — 0.9%
6,913,000	Cars.com, Inc. (a)	6.38%	11/01/28	6,904,534
6,797,000	Snap, Inc. (a)	6.88%	03/01/33	6,974,375
1,356,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (a)	3.88%	02/01/29	1,276,205
				15,155,114
	Internet Services & Infrastructure — 0.3%
3,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	3,489,824
993,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	932,918
				4,422,742
	Investment Banking & Brokerage — 0.3%
2,271,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	2,254,908
2,056,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	2,105,470
				4,360,378
	IT Consulting & Other Services — 0.0%
690,000	CACI International, Inc. (a)	6.38%	06/15/33	706,416
	Leisure Facilities — 0.7%
2,031,000	Life Time, Inc. (a)	6.00%	11/15/31	2,047,258
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	698,675
3,352,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	3,418,912
850,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.	5.38%	04/15/27	849,423
250,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.	5.25%	07/15/29	243,109
4,671,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (a)	6.63%	05/01/32	4,759,945
				12,017,322
	Leisure Products — 0.2%
1,595,000	Acushnet Co. (a)	7.38%	10/15/28	1,663,523
1,299,000	Amer Sports Co. (a)	6.75%	02/16/31	1,352,338
				3,015,861
	Life Sciences Tools & Services — 1.5%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,667,613
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	921,619
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	942,788
4,291,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	3,942,039
3,672,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	3,361,887
5,979,000	IQVIA, Inc. (a)	6.50%	05/15/30	6,169,162
3,372,000	Star Parent, Inc. (a)	9.00%	10/01/30	3,550,206
				25,555,314

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Managed Health Care — 1.2%
$6,885,000	HealthEquity, Inc. (a)	4.50%	10/01/29	$6,636,455
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,904,508
4,739,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	4,140,971
6,142,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	6,067,517
				19,749,451
	Metal, Glass & Plastic Containers — 1.0%
697,000	Ball Corp.	6.88%	03/15/28	711,981
8,648,000	Ball Corp.	2.88%	08/15/30	7,774,727
4,250,000	Ball Corp.	3.13%	09/15/31	3,807,368
3,674,000	Magnera Corp. (a)	7.25%	11/15/31	3,461,973
1,350,000	Owens-Brockway Glass Container, Inc. (a)	7.38%	06/01/32	1,361,885
				17,117,934
	Office Services & Supplies — 0.7%
11,269,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a) (b)	6.75%	08/15/32	11,648,709
	Oil & Gas Refining & Marketing — 1.4%
18,000,000	Venture Global LNG, Inc. (a) (d)	9.00%	(e)	18,020,790
2,357,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	2,439,585
2,020,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	2,180,729
				22,641,104
	Oil & Gas Storage & Transportation — 1.1%
720,000	Rockies Express Pipeline LLC (a)	6.75%	03/15/33	748,838
343,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	370,635
12,101,000	Venture Global Plaquemines LNG LLC (a) (b)	7.75%	05/01/35	13,275,909
4,148,000	Venture Global Plaquemines LNG LLC (a)	6.75%	01/15/36	4,269,663
				18,665,045
	Other Specialty Retail — 0.1%
2,000,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	7.75%	02/15/29	1,959,775
	Packaged Foods & Meats — 3.5%
6,292,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	6,533,455
6,489,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	6,864,661
5,179,000	Fiesta Purchaser, Inc. (a)	9.63%	09/15/32	5,485,954
1,126,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	1,115,162
5,707,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	5,337,364
8,398,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	8,538,557
15,834,000	Post Holdings, Inc. (a) (b)	6.25%	02/15/32	16,149,540
8,647,000	Post Holdings, Inc. (a)	6.38%	03/01/33	8,662,099
				58,686,792
	Paper & Plastic Packaging Products & Materials — 3.1%
3,439,000	Clydesdale Acquisition Holdings, Inc. (a)	6.75%	04/15/32	3,524,924
32,934,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	32,910,844
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	938,391
2,353,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	2,201,459
4,955,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	5,020,961
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,415,646
2,351,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	6.13%	02/01/28	2,374,941
2,251,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	2,342,514
				50,729,680

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Passenger Ground Transportation — 0.3%
$5,161,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)	8.25%	01/15/30	$5,315,314
	Rail Transportation — 0.3%
5,234,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	5,300,880
	Real Estate Operating Companies — 0.5%
7,577,000	Service Properties Trust	8.88%	06/15/32	7,929,717
	Real Estate Services — 0.1%
1,771,000	Cushman & Wakefield US Borrower LLC (a)	8.88%	09/01/31	1,899,720
	Research & Consulting Services — 0.6%
1,457,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	1,393,928
8,413,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	7,885,863
696,000	CoreLogic, Inc. (a)	4.50%	05/01/28	656,642
				9,936,433
	Restaurants — 0.6%
1,182,000	Brinker International, Inc. (a)	8.25%	07/15/30	1,254,802
5,299,000	Papa John’s International, Inc. (a)	3.88%	09/15/29	5,070,499
2,703,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	2,855,357
				9,180,658
	Security & Alarm Services — 0.6%
1,311,000	Brink’s (The) Co. (a)	6.50%	06/15/29	1,344,319
9,090,000	Brink’s (The) Co. (a)	6.75%	06/15/32	9,372,281
				10,716,600
	Specialized Consumer Services — 0.5%
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	1,045,730
7,625,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	8,012,434
				9,058,164
	Systems Software — 1.1%
8,094,000	Gen Digital, Inc. (a)	7.13%	09/30/30	8,372,773
4,763,000	Gen Digital, Inc. (a)	6.25%	04/01/33	4,867,681
1,742,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	1,743,808
3,357,000	SS&C Technologies, Inc. (a)	6.50%	06/01/32	3,455,018
				18,439,280
	Technology Hardware, Storage & Peripherals — 0.2%
3,502,000	Fair Isaac Corp. (a)	6.00%	05/15/33	3,527,199
	Trading Companies & Distributors — 4.3%
1,366,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	1,441,370
3,613,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	3,775,332
1,719,000	Herc Holdings, Inc. (a)	6.63%	06/15/29	1,761,171
12,893,000	Herc Holdings, Inc. (a)	7.25%	06/15/33	13,360,358
16,927,000	QXO Building Products, Inc. (a) (b)	6.75%	04/30/32	17,473,302
22,026,000	United Rentals North America, Inc. (a) (b)	6.00%	12/15/29	22,437,688
7,533,000	Veritiv Operating Co. (a)	10.50%	11/30/30	8,174,262
2,050,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	2,100,338
				70,523,821

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Transaction & Payment Processing Services — 0.2%
$1,362,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	$1,440,915
1,842,000	WEX, Inc. (a)	6.50%	03/15/33	1,867,361
				3,308,276
	Total Corporate Bonds and Notes			1,251,538,277
	(Cost $1,251,951,974)

Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 20.8%
	Advertising — 0.3%
4,247,264	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.07%	02/20/32	4,252,912
	Aerospace & Defense — 0.2%
3,755,126	Spirit Aerosystems, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.81%	01/15/27	3,767,330
	Application Software — 3.8%
13,137,173	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/09/32	13,202,859
2,992,500	Ellucian Holdings, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	10/07/29	3,000,460
4,245,677	Inmar, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.80%	10/30/31	4,281,043
9,948,835	Internet Brands, Inc. (WebMD / MH Sub I LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.61%	05/03/28	9,514,220
7,476,343	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.22%	04/30/28	6,616,563
6,193,483	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.22%	04/30/28	2,345,782
1,644,264	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.33%	03/01/29	1,593,563
5,116,145	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.30%	05/08/33	5,125,763
3,946,745	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.34%	04/16/32	3,907,278
6,945,876	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.32%	06/04/28	6,827,380
6,774,194	X.AI LLC (Project Xerxes), Fixed Rate Term Loan, Fixed Rate at 12.50%	12.50%	06/30/30	6,821,376
				63,236,287
	Asset Management & Custody Banks — 0.6%
7,001,746	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.61%	10/06/28	7,057,165
3,147,960	Jump Financial LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor (h)	7.80%	02/26/32	3,147,960
				10,205,125
	Automotive Retail — 0.4%
6,309,337	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.33%	05/04/28	6,324,448

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Data Processing & Outsourced Services — 0.3%
$3,533,415	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.11%	05/17/28	$3,496,420
1,012,334	Paysafe Holdings (US) Corp., Facility B1 Loan, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.34%	06/28/28	1,012,755
				4,509,175
	Diversified Support Services — 0.3%
4,383,644	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	02/22/31	4,208,299
	Drug Retail — 0.1%
1,004,851	Boots Group Finco, L.P., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.85%	07/17/32	1,005,484
	Electronic Equipment & Instruments — 0.9%
5,890,998	Chamberlain Group, Inc. (Chariot), Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.71%	09/01/32	5,895,887
3,101,322	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.86%	07/31/33	3,093,569
1,332,313	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.09%	07/02/32	1,337,729
5,067,283	Verifone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.50%, 0.00% Floor	10.07%	08/21/28	4,905,764
				15,232,949
	Footwear — 0.2%
3,320,976	Skechers (Beach Acquisition Bidco LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.60%	07/31/32	3,345,884
	Health Care Facilities — 0.5%
7,532,766	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco LTD.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.05%	12/06/28	7,582,181
	Health Care Services — 0.3%
5,348,457	Opella Healthcare Group (Opal U.S. LLC), Facility B2 (USD), 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.44%	04/23/32	5,378,222
	Health Care Technology — 1.5%
2,992,500	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.11%	02/15/29	2,993,846
20,413,923	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	20,584,073
1,990,000	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	7.22%	03/10/28	1,994,975
				25,572,894
	Home Furnishings — 0.1%
1,284,435	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.71%	10/20/28	1,256,742
	Industrial Machinery & Supplies & Components — 0.3%
4,576,143	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor (h)	7.11%	10/23/28	4,576,143

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers — 4.5%
$11,488,000	Alera Group, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.50%, 0.50% Floor	9.86%	06/30/32	$11,947,520
4,907,000	Alera Group, Inc., Term Loan B (First Lien), 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.61%	06/30/32	4,934,308
13,511,826	CRC Insurance Group (fka Truist Insurance), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.05%	05/06/32	13,829,354
10,479,603	Hyperion Insurance Group Ltd. (aka - Howden Group), 2031 Maturity Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	02/21/31	10,508,579
8,890,622	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.86%	04/18/30	8,928,140
16,795,046	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.61%	07/02/32	16,915,802
8,230,896	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	06/30/32	8,290,076
				75,353,779
	Interactive Media & Services — 0.9%
8,939,937	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3, Fixed Rate at 9.50%	9.50%	10/29/29	8,686,043
6,480,323	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.96%	10/26/29	6,325,897
				15,011,940
	IT Consulting & Other Services — 0.9%
15,133,042	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.40%	10/01/27	14,948,645
	Life Sciences Tools & Services — 0.5%
8,284,721	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	09/30/30	8,203,614
	Metal, Glass & Plastic Containers — 0.5%
4,326,514	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.32%	09/15/28	4,345,443
4,021,824	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.72%	03/03/28	4,026,811
				8,372,254
	Other Specialty Retail — 0.3%
1,122,963	Petco Health and Wellness Co., Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.81%	03/04/28	1,052,149
4,129,641	Petsmart, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.21%	02/12/28	4,127,060
				5,179,209
	Pharmaceuticals — 0.1%
2,090,879	Dechra Finance US LLC, USD Facility B1, 6 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.45%	01/27/32	2,100,549
	Research & Consulting Services — 1.0%
2,311,807	AmSpec Parent LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.80%	12/22/31	2,329,145

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services (Continued)
$7,901,961	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.11%	01/31/31	$7,908,875
6,315,647	Clarivate Analytics PLC (Camelot), 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.61%	01/31/31	6,353,826
				16,591,846
	Restaurants — 0.3%
4,209,330	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.86%	12/15/27	4,212,929
	Security & Alarm Services — 0.5%
8,887,945	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.34%	02/01/29	8,899,721
	Systems Software — 0.8%
1,989,918	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.78%	03/02/28	1,872,125
3,876,692	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 6.75%, 0.75% Floor	11.18%	03/02/29	3,382,414
329,989	Kaseya, Inc., Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.36%	03/20/33	332,105
2,455,800	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.07%	07/31/32	2,460,417
4,331,104	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	08/31/28	4,343,296
1,722,043	Proofpoint, Inc., Incr Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.36%	08/31/28	1,726,891
				14,117,248
	Trading Companies & Distributors — 0.7%
2,607,954	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.30%	11/29/30	2,621,816
8,157,195	VistaJet Malta Finance PLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.04%	03/31/31	8,201,366
				10,823,182
	Total Senior Floating-Rate Loan Interests			344,268,991
	(Cost $346,361,981)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 12.7%
	Aerospace & Defense — 0.3%
4,137,000	Bombardier, Inc. (a)	6.75%	06/15/33	4,257,267
	Air Freight & Logistics — 0.2%
3,444,000	Phoenix Aviation Capital, Ltd. (a)	9.25%	07/15/30	3,611,676
	Aluminum — 0.1%
1,350,000	Novelis Corp. (a)	6.88%	01/30/30	1,392,000
	Application Software — 0.6%
5,077,000	Open Text Corp. (a)	6.90%	12/01/27	5,246,805
4,515,000	Open Text Corp. (a)	3.88%	02/15/28	4,350,020
				9,596,825

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Automotive Parts & Equipment — 1.4%
$19,208,000	Clarios Global, L.P. / Clarios US Finance Co. (a) (b)	8.50%	05/15/27	$19,360,973
3,486,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	02/15/30	3,596,349
				22,957,322
	Building Products — 0.2%
1,500,000	Cemex S.A.B. de C.V. (a) (d)	7.20%	(e)	1,533,300
2,000,000	Cemex S.A.B. de C.V. (a)	5.20%	09/17/30	1,985,194
				3,518,494
	Casinos & Gaming — 0.0%
294,000	Flutter Treasury Designated Activity Co. (a)	6.38%	04/29/29	302,540
	Data Processing & Outsourced Services — 0.3%
5,874,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	5,400,675
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	475,672
	Environmental & Facilities Services — 0.5%
8,298,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	8,609,903
	Health Care Services — 0.5%
8,323,000	Opal Bidco SAS (a)	6.50%	03/31/32	8,411,730
	Hotels, Resorts & Cruise Lines — 1.0%
5,635,000	Carnival Corp. (a)	5.88%	06/15/31	5,723,047
7,180,000	Carnival Corp. (a)	5.75%	08/01/32	7,237,584
2,000,000	Carnival Corp. (a)	6.13%	02/15/33	2,036,732
1,371,000	NCL Corp. Ltd. (a)	6.75%	02/01/32	1,409,039
				16,406,402
	Insurance Brokers — 2.7%
20,490,000	Ardonagh Finco Ltd. (a) (b)	7.75%	02/15/31	21,381,971
15,234,000	Ardonagh Group Finance Ltd. (a) (b)	8.88%	02/15/32	16,034,090
2,558,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	7.25%	02/15/31	2,651,068
539,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	561,819
3,917,000	Jones Deslauriers Insurance Management, Inc. (a)	8.50%	03/15/30	4,136,229
681,000	Jones Deslauriers Insurance Management, Inc. (a)	10.50%	12/15/30	724,331
				45,489,508
	IT Consulting & Other Services — 0.1%
1,500,000	Elastic N.V. (a)	4.13%	07/15/29	1,428,140
	Metal, Glass & Plastic Containers — 1.1%
8,098,000	Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (a)	6.00%	06/15/27	8,111,775
6,371,000	Canpack S.A. / Canpack US LLC (a)	3.88%	11/15/29	5,939,641
2,133,000	Trivium Packaging Finance B.V. (a)	8.25%	07/15/30	2,247,467
1,419,000	Trivium Packaging Finance B.V. (a)	12.25%	01/15/31	1,491,172
				17,790,055
	Packaged Foods & Meats — 0.6%
9,149,000	Froneri Lux FinCo SARL (a) (c)	6.00%	08/01/32	9,122,027
	Research & Consulting Services — 0.0%
222,000	Camelot Finance S.A. (a)	4.50%	11/01/26	219,240

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Restaurants — 2.0%
$656,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	$671,198
34,510,000	1011778 BC ULC / New Red Finance, Inc. (a) (b)	4.00%	10/15/30	32,016,732
				32,687,930
	Security & Alarm Services — 0.3%
342,000	Garda World Security Corp. (a)	8.25%	08/01/32	352,978
4,793,000	Garda World Security Corp. (a)	8.38%	11/15/32	4,941,612
				5,294,590
	Specialized Consumer Services — 0.4%
7,100,000	Belron UK Finance PLC (a)	5.75%	10/15/29	7,171,071
	Trading Companies & Distributors — 0.4%
4,194,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (a)	7.00%	05/21/30	4,327,310
1,377,000	Azorra Finance Ltd. (a)	7.75%	04/15/30	1,435,458
344,000	Azorra Finance Ltd. (a)	7.25%	01/15/31	351,957
				6,114,725
	Total Foreign Corporate Bonds and Notes			210,257,792
	(Cost $207,246,888)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (i) (j) (k)	10,398
	(Cost $2,979,179)
MONEY MARKET FUNDS — 0.2%
3,288,560	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (l)	3,288,560
	(Cost $3,288,560)

	Total Investments — 109.1%	1,809,364,018
	(Cost $1,811,828,582)
	Borrowings — (8.7)%	(145,000,000)
	Net Other Assets and Liabilities — (0.4)%	(5,710,026)
	Net Assets — 100.0%	$1,658,653,992

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $1,378,421,842 or 83.1%
of net assets.

(b)	This security or a portion of this security is segregated as collateral for borrowings. At July 31, 2025, the segregated value of these securities amounts to $284,540,120.
(c)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.
(d)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)	Perpetual maturity.

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(f)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $7,724,103 or 0.5% of net assets.

(i)	This issuer has filed for protection in bankruptcy court.
(j)	Non-income producing security.
(k)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(l)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,251,538,277	$—	$1,251,538,277	$—
Senior Floating-Rate Loan Interests*	344,268,991	—	344,268,991	—
Foreign Corporate Bonds and Notes*	210,257,792	—	210,257,792	—
Common Stocks*	10,398	—	10,398	—
Money Market Funds	3,288,560	3,288,560	—	—
Total Investments	$1,809,364,018	$3,288,560	$1,806,075,458	$—

*	See Portfolio of Investments for industry breakout.

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Unfunded Loan Commitments
As of July 31, 2025, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy.

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
AmSpec Parent LLC, Term Loan	$355,663	$355,663	$358,330	$2,667

Restricted Securities
As of July 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	259,956	$0.04	$2,979,179	$10,398	0.00%*

*	Amount is less than 0.01%.